Net other non-operating income and expenses - Summary of Other non-operating income and expenses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain on disposal of assets:
Gain on disposals of property and equipment		₩ 5,706	₩ 3,287	₩ 4,944
Gain on disposals of investment property		3,621	3,427	56,640
Gain on disposals of assets held for sale		21,181	0	1,753
Gain on disposals of lease assets		68	1	9
Gain on disposals of right-of-use assets		3,247	9,712	3,388
Gain on disposals of others		340	0	0
Gain on disposal of assets		34,163	16,427	66,734
Investments in associates:
Gain on disposal		14,701	9,908	12,435
Reversal of impairment loss		0	183	0
Investments in associates		14,701	10,091	12,435
Miscellaneous other non-operating income
Rental income on investment property		35,725	28,708	24,472
Reversal of impairment losses on intangible asset		277	112	50
Gain on contribution of assets		1,670	0	0
Bargain purchase gain		3,077	0	0
Others		110,405	86,458	66,546
Miscellaneous other non-operating income		151,154	115,278	91,068
Other non-operating income		200,018	141,796	170,237
Loss on disposal of assets:
Loss on disposals of property and equipment		(1,185)	(5,785)	(6,009)
Loss on disposals of lease assets		(116)	(7)	0
Loss on disposals of right-of-use assets		(6,125)	(804)	(1,063)
Loss on disposals of others		(909)	(50)	(29)
Loss on disposals of assets		(8,335)	(6,646)	(7,101)
Loss from investments in associates
Loss on disposal		(21,460)	(5,193)	(19,266)
Impairment loss		(49,485)	(43,262)	(15,583)
Loss from investments in associates		(70,945)	(48,455)	(34,849)
Miscellaneous other non-operating expense
Donations		(170,706)	(144,212)	(100,201)
Depreciation of investment properties		(16,922)	(15,063)	(15,058)
Impairment loss on property and equipment		(923)	(1,650)	(1,409)
Impairment loss on intangible assets		(1,073)	(25,468)	(10,732)
Write-off of intangible assets		(1,027)	(1,662)	(446)
Expenses on collection of special bonds		(9,228)	(10,236)	(9,130)
Others	[1]	(236,432)	(294,160)	(252,289)
Miscellaneous other non-operating expense		(436,311)	(492,451)	(389,265)
Other Non Operating Expenses One		(515,591)	(547,552)	(431,215)
Other non-operating expenses, net		₩ (315,573)	₩ (405,756)	₩ (260,978)

[1]	It includes W 51,948 million for the year ended December 31, 2023 of estimated claim for damages that are highly probable to be paid in case of customer losses expected due to redemption delays of Lime CI funds, etc.